Ameritas Life Insurance Corp.

("Ameritas Life")

Ameritas Variable Separate Account V, Ameritas Variable Separate Account VA-2,

Carillon Life Account and Carillon Account

("Separate Accounts")

Supplement to:

Corporate Benefit VUL, Overture Applause!, Overture Applause! II,

Overture Bravo!, Overture Encore! and Overture Annuity III-Plus

Prospectuses Dated May 1, 2007

Excel Choice and Excel Executive Edge

Prospectuses Dated November 5, 2007

Overture Ovation!, Protector hVUL and Excel Accumulator

Prospectuses Dated May 1, 2008

Overture Annuity II, Overture Annuity III, Overture Accent! and Overture Acclaim!

Prospectuses Dated September 1, 2009

VA I and VA II and VA II SA

Prospectuses Dated December 31, 2009

Excel Performance VUL (NY)

Prospectus Dated May 1, 2010

Advantage VA III

Prospectus Dated May 1, 2012

Medley!

Prospectus Dated May 1, 2013

Excel Performance VUL and Overture Medley®

Prospectuses Dated May 1, 2015

Supplement Dated January 29, 2016

On January 1, 2016, the subadviser to the Alps Variable Investment Trust portfolios, Ibbotson Associates, Inc., a wholly-owned subsidiary of Morningstar, Inc., merged with and into Morningstar Associates, LLC, another wholly-owned subsidiary of Morningstar, Inc. On the same day, Morningstar Associates, LLC changed its name to Morningstar Investment Management LLC.

Accordingly, effective January 1, 2016, the list of variable investment options in your prospectus is revised to read as follows:

FUND NAME Portfolio Name – Subadviser(s)	INVESTMENT ADVISER Portfolio Type / Summary of Investment Objective
ALPS Variable Investment Trust	ALPS Advisors, Inc.
Ibbotson Balanced ETF Asset Allocation Portfolio, Class II – Morningstar Investment Management LLC ("Morningstar")	Capital appreciation and some current income.
Ibbotson Growth ETF Asset Allocation Portfolio, Class II – Morningstar	Capital appreciation.
Ibbotson Income and Growth ETF Asset Allocation Portfolio, Class II – Morningstar	Current income and capital appreciation.

All other provisions of your Policy remain as stated in your Policy and prospectus, as supplemented.

Please retain this Supplement with the current prospectus for your variable Policy with

Ameritas Life Insurance Corp.

If you do not have a current prospectus, please contact Ameritas Life at 800-745-1112.

IN 1948 1-16